Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 295,000
Previously Paid Amount	0.00
Total Fee Amount	40.74
Total Offset Amount	0.00
Net Fee	40.74
Narrative - Max Aggregate Offering Price	$ 295,000
Final Prospectus	true